Other income	12 Months Ended
Dec. 31, 2025
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Interest and other income	$278,135	$304,022	$196,663
Management fees	49,581	37,483	33,815
	$327,716	$341,505	$230,478